Eaton Vance

Enhanced Equity Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%(1)

Security	Shares	Value
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.	26,219	$5,525,654

		$5,525,654

Automobiles — 1.2%
General Motors Co.(2)	149,365	$8,837,927

		$8,837,927

Banks — 6.8%
Bank of America Corp.	400,401	$16,508,533
JPMorgan Chase & Co.	131,793	20,499,083
Wells Fargo & Co.	272,374	12,335,819

		$49,343,435

Beverages — 2.4%
Constellation Brands, Inc., Class A	30,124	$7,045,702
PepsiCo, Inc.	70,007	10,372,937

		$17,418,639

Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.(2)	37,656	$7,592,579

		$7,592,579

Building Products — 1.2%
Johnson Controls International PLC	126,772	$8,700,362

		$8,700,362

Capital Markets — 2.7%
Charles Schwab Corp. (The)	114,221	$8,316,431
Goldman Sachs Group, Inc. (The)	30,124	11,432,962

		$19,749,393

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	240,994	$13,502,894

		$13,502,894

Electric Utilities — 1.1%
NextEra Energy, Inc.	107,946	$7,910,283

		$7,910,283

Electrical Equipment — 2.3%
Eaton Corp. PLC	111,710	$16,553,188

		$16,553,188

Security	Shares	Value
Entertainment — 3.8%
Live Nation Entertainment, Inc.(2)	94,138	$8,245,548
Netflix, Inc.(2)	8,787	4,641,381
Walt Disney Co. (The)(2)	85,352	15,002,321

		$27,889,250

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	30,124	$6,286,577
EastGroup Properties, Inc.	52,717	8,669,311
Mid-America Apartment Communities, Inc.	26,359	4,439,383

		$19,395,271

Food Products — 1.2%
Mondelez International, Inc., Class A	138,070	$8,621,091

		$8,621,091

Health Care Equipment & Supplies — 2.3%
Danaher Corp.	61,503	$16,504,945

		$16,504,945

Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	42,676	$17,089,177

		$17,089,177

Hotels, Restaurants & Leisure — 2.0%
Hilton Worldwide Holdings, Inc.(2)	56,347	$6,796,575
Starbucks Corp.	71,546	7,999,558

		$14,796,133

Household Products — 2.0%
Procter & Gamble Co. (The)	109,201	$14,734,491

		$14,734,491

Insurance — 2.5%
MetLife, Inc.	123,007	$7,361,969
Progressive Corp. (The)	107,946	10,601,377

		$17,963,346

Interactive Media & Services — 5.2%
Alphabet, Inc., Class C(2)	15,062	$37,750,192

		$37,750,192

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.(2)	12,209	$42,000,913

		$42,000,913

Security	Shares	Value
IT Services — 7.8%
Accenture PLC, Class A	46,441	$13,690,343
Fidelity National Information Services, Inc.	53,972	7,646,213
GoDaddy, Inc., Class A(2)	56,482	4,911,675
PayPal Holdings, Inc.(2)	43,932	12,805,299
Visa, Inc., Class A	76,566	17,902,662

		$56,956,192

Life Sciences Tools & Services — 3.1%
Charles River Laboratories International, Inc.(2)	16,317	$6,035,985
Thermo Fisher Scientific, Inc.	23,849	12,031,105
Waters Corp.(2)	13,302	4,597,304

		$22,664,394

Machinery — 1.9%
Caterpillar, Inc.	32,634	$7,102,138
PACCAR, Inc.	79,077	7,057,622

		$14,159,760

Metals & Mining — 2.5%
Franco-Nevada Corp.	66,524	$9,650,637
Rio Tinto PLC ADR	104,180	8,739,660

		$18,390,297

Multi-Utilities — 1.3%
CMS Energy Corp.	53,972	$3,188,666
Sempra Energy	48,952	6,485,161

		$9,673,827

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	79,076	$8,282,420
EOG Resources, Inc.	79,076	6,598,102
Phillips 66	58,994	5,062,865

		$19,943,387

Pharmaceuticals — 2.9%
Royalty Pharma PLC, Class A	78,843	$3,231,774
Sanofi	84,097	8,835,448
Zoetis, Inc.	50,208	9,356,763

		$21,423,985

Road & Rail — 1.9%
CSX Corp.	436,800	$14,012,544

		$14,012,544

Semiconductors & Semiconductor Equipment — 3.2%
Micron Technology, Inc.(2)	80,331	$6,826,528
Texas Instruments, Inc.	85,352	16,413,190

		$23,239,718

Security	Shares	Value
Software — 10.3%
Intuit, Inc.	31,379	$15,381,044
Microsoft Corp.	194,553	52,704,408
Palantir Technologies, Inc., Class A(2)	276,139	7,279,024

		$75,364,476

Specialty Retail — 2.4%
Best Buy Co., Inc.	51,462	$5,917,101
Lowe’s Cos., Inc.	58,993	11,442,872

		$17,359,973

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	332,621	$45,555,772

		$45,555,772

Textiles, Apparel & Luxury Goods — 2.6%
Capri Holdings, Ltd.(2)	102,753	$5,876,444
NIKE, Inc., Class B	82,842	12,798,261

		$18,674,705

Total Common Stocks (identified cost $395,990,898)		$729,298,193

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	5,401,389	$5,401,389

Total Short-Term Investments (identified cost $5,401,343)		$5,401,389

Total Investments — 100.7% (identified cost $401,392,241)		$734,699,582

Total Written Covered Call Options — (0.6)% (premiums received $4,702,651)		$(4,212,545)

Other Assets, Less Liabilities — (0.1)%		$(458,847)

Net Assets — 100.0%		$730,028,190

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2021 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Written Covered Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Accenture PLC, Class A	230	$6,780,170	$295	7/23/21	$(89,700)
Alphabet, Inc., Class C	75	18,797,400	2,550	7/16/21	(138,375)
Amazon.com, Inc.	60	20,640,960	3,580	7/23/21	(143,850)
Apple, Inc.	1,670	22,872,320	135	7/16/21	(538,575)
AvalonBay Communities, Inc.	150	3,130,350	210	7/16/21	(33,375)
Bank of America Corp.	2,010	8,287,230	44	7/16/21	(33,165)
Best Buy Co., Inc.	255	2,931,990	120	7/16/21	(18,615)
Capri Holdings, Ltd.	510	2,916,690	58	7/23/21	(88,740)
Caterpillar, Inc.	160	3,482,080	230	7/30/21	(43,360)
Charles River Laboratories International, Inc.	80	2,959,360	370	7/16/21	(56,000)
Charles Schwab Corp. (The)	435	3,167,235	77	7/2/21	(1,305)
Chevron Corp.	395	4,137,230	111	7/2/21	(790)
Constellation Brands, Inc., Class A	150	3,508,350	238	7/30/21	(58,125)
CSX Corp.	2,180	6,993,440	33	8/20/21	(120,085)
Danaher Corp.	305	8,184,980	270	8/20/21	(263,825)
Eaton Corp. PLC	560	8,298,080	147	7/23/21	(198,800)
EOG Resources, Inc.	395	3,295,880	93	7/30/21	(49,967)
Fidelity National Information Services, Inc.	270	3,825,090	155	7/16/21	(675)
Franco-Nevada Corp.	330	4,787,310	165	7/16/21	(3,300)
General Motors Co.	750	4,437,750	65	7/23/21	(20,250)
GoDaddy, Inc., Class A	280	2,434,880	90	8/20/21	(78,400)
Goldman Sachs Group, Inc. (The)	150	5,692,950	390	7/30/21	(105,750)
Hilton Worldwide Holdings, Inc.	280	3,377,360	135	8/20/21	(28,000)
Huntington Ingalls Industries, Inc.	130	2,739,750	220	7/16/21	(8,775)
Intuit, Inc.	155	7,597,635	480	7/16/21	(223,975)
Johnson Controls International PLC	635	4,358,005	68	7/16/21	(117,475)
JPMorgan Chase & Co.	660	10,265,640	165	7/16/21	(29,700)
Live Nation Entertainment, Inc.	470	4,116,730	98	7/16/21	(11,750)
Lowe’s Cos., Inc.	295	5,722,115	205	7/9/21	(3,245)
MetLife, Inc.	615	3,680,775	68	7/16/21	(1,230)
Micron Technology, Inc.	400	3,399,200	86	7/30/21	(146,000)
Microsoft Corp.	970	26,277,300	278	7/30/21	(354,050)
Mid-America Apartment Communities, Inc.	130	2,189,460	170	7/16/21	(14,625)
Mondelez International, Inc., Class A	690	4,308,360	66	7/9/21	(6,900)
Netflix, Inc.	40	2,112,840	530	7/2/21	(12,700)
NextEra Energy, Inc.	540	3,957,120	75	7/16/21	(28,350)
NIKE, Inc., Class B	410	6,334,090	160	7/30/21	(75,235)
PACCAR, Inc.	395	3,525,375	95	7/16/21	(19,750)
Palantir Technologies, Inc., Class A	1,385	3,650,860	27	7/16/21	(106,645)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PayPal Holdings, Inc.	215	$6,266,820	$310	7/30/21	$(98,363)
PepsiCo, Inc.	350	5,185,950	150	7/23/21	(52,500)
Phillips 66	295	2,531,690	98	7/16/21	(2,212)
Procter & Gamble Co. (The)	545	7,353,685	139	7/23/21	(25,615)
Progressive Corp. (The)	540	5,303,340	105	7/16/21	(8,100)
Rio Tinto PLC ADR	520	4,362,280	89	7/16/21	(22,100)
Sempra Energy	245	3,245,760	140	7/16/21	(1,837)
Starbucks Corp.	360	4,025,160	117	7/2/21	(540)
Texas Instruments, Inc.	425	8,172,750	193	7/23/21	(194,438)
Thermo Fisher Scientific, Inc.	115	5,801,405	530	8/20/21	(94,875)
UnitedHealth Group, Inc.	210	8,409,240	418	7/23/21	(49,875)
Verizon Communications, Inc.	1,210	6,779,630	57	7/23/21	(35,090)
Vertex Pharmaceuticals, Inc.	185	3,730,155	200	7/16/21	(84,175)
Visa, Inc., Class A	385	9,002,070	240	7/23/21	(79,503)
Walt Disney Co. (The)	425	7,470,225	185	7/16/21	(27,200)
Waters Corp.	65	2,246,465	350	7/16/21	(23,725)
Wells Fargo & Co.	1,360	6,159,440	48	7/30/21	(110,840)
Zoetis, Inc.	250	4,659,000	190	7/16/21	(28,125)

Total					$(4,212,545)

Abbreviations:

ADR	-	American Depositary Receipt

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $5,401,389, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,588,342	$66,625,094	$(65,812,093)	$—	$46	$5,401,389	$4,010	5,401,389

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$79,142,336	$—		$—	$79,142,336
Consumer Discretionary	101,669,651	—		—	101,669,651
Consumer Staples	40,774,221	—		—	40,774,221
Energy	19,943,387	—		—	19,943,387
Financials	87,056,174	—		—	87,056,174
Health Care	76,439,632	8,835,448		—	85,275,080
Industrials	58,951,508	—		—	58,951,508
Information Technology	201,116,158	—		—	201,116,158
Materials	18,390,297	—		—	18,390,297
Real Estate	19,395,271	—		—	19,395,271
Utilities	17,584,110	—		—	17,584,110
Total Common Stocks	$720,462,745	$8,835,448	*	$—	$729,298,193
Short-Term Investments	$—	$5,401,389		$—	$5,401,389
Total Investments	$720,462,745	$14,236,837		$—	$734,699,582

Liability Description
Written Covered Call Options	$(4,212,545)	$—		$—	$(4,212,545)
Total	$(4,212,545)	$—		$—	$(4,212,545)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.